Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Intangible Assets

	31 December 2024					31 December 2023
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	38 332	2 219	5 379	150	46 080	44 170
Effect of movements in foreign exchange	(1 337)	(166)	(525)	(37)	(2 065)	957
Acquisitions through business combinations	-	-	-	-	-	15
Acquisitions and expenditures	2	337	714	16	1 069	838
Disposals through sale and derecognition	(1)	(134)	(333)	(5)	(473)	(67)
Transfer (to)/from other asset categories and other movements¹	44	25	203	(31)	240	166
Balance at end of period	37 040	2 281	5 438	93	44 852	46 080

Amortization and impairment losses
Balance at end of previous year	(94)	(1 388)	(3 219)	(93)	(4 794)	(3 961)
Effect of movements in foreign exchange	1	137	314	19	470	(191)
Amortization	-	(189)	(631)	(25)	(845)	(711)
Impairment	-	-	(16)	(1)	(17)	(31)
Disposals through sale and derecognition	1	134	331	5	471	60
Transfer to/(from) other asset categories and other movements¹	-	(55)	(62)	14	(103)	39
Balance at end of period	(91)	(1 362)	(3 283)	(81)	(4 818)	(4 794)

Carrying value
at 31 December 2023	38 239	830	2 160	57	41 286	41 286
at 31 December 2024	36 948	919	2 155	12	40 034

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives

Million US dollar Cash-generating unit	2024	2023

United States	21 872	21 939
Rest of North America	37	41
Mexico	3 027	3 629
Colombia	2 586	2 990
Rest of Middle Americas	3 535	3 590
Brazil	-	15
Rest of South America	806	655
Europe	370	432
South Africa	2 558	2 623
Rest of Africa	861	910
China	383	393
Rest of Asia Pacific	913	1 021
Total carrying amount of intangible assets with indefinite useful lives	36 948	38 239